Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Details for net cost [Abstract]
Interest cost	$ (44)	$ (101)
Net cost for the period	10,949	23,331
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	(10,164)	13,265
Interest cost	6,062	7,538
Net cost for the period	(4,102)	20,803
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	13,620	1,383
Interest cost	1,431	1,145
Net cost for the period	$ 15,051	$ 2,528